SCHEDULE OF BALANCE SHEET INFORMATION (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023
Right-of-use Asset And Lease Liability
Operating right-of-use asset	$ 1,872,763
Operating lease liability, current	352,281
Operating lease liability, long-term	$ 1,618,510